Goodwill - Movement of goodwill (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill at period start	$ 701,547	$ 732,528
Exchange adjustments	36,727	(30,981)
Goodwill at period end	$ 738,274	$ 701,547